Organization and Principal Activities (Tables)	12 Months Ended
Feb. 28, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Major Subsidiaries and VIEs

As of February 28, 2026, details of the Company’s major subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as of February 28, 2026	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Consulting service
Wuyuan Sijijiaozhong Tourism Inv Mgt Co., Ltd. ("Wuyuan Sijijiaozhong")	December 20, 2023	Jiangxi	100%	Consulting service
Variable interest entities:
Shanghai Luoliang Network Technology Co., Ltd. ("Shanghai Luoliang")	March 12, 2014	Shanghai	100%	Education service
Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment")	March 13, 2007	Shanghai	100%	Investment holding
VIEs' subsidiaries:
Wufeng Siji Xuezhi Education Management Co., Ltd. (“Wufeng Siji Xuezhi”)	October 19, 2021	Hubei	60%	Tourism service
Shanghai Huangpu Fantasy Further Education School ("Fantasy School")	September 1, 2018	Shanghai	51%	Education service
Shanghai Jing'an Four Seasons Intellectual Sports Club ("Four Seasons Intellectual Sports")	June 15, 2018	Shanghai	100%	Education service
Shanghai Zihua International Travel Service Co., Ltd. (“Shanghai Zihua”)	June 1, 2023	Shanghai	55%	Tourism service
Shanghai Xuhui Siji Xuece Education Technology Co., Ltd. (“Shanghai Siji Xuece”)	July 7, 2025	Shanghai	100%	Education service
Shanghai Jing'an Siji Youxue Education Technology Co., Ltd. (“Shanghai Siji Youxue”)	July 14, 2025	Shanghai	100%	Education service
Shanghai Pudong Siji Tian'an Education Technology Co., Ltd. (“Shanghai Siji Tianan”)	August 29, 2025	Shanghai	100%	Education service
(1)
Since May 2024, Wuyuan Siji Gongda was reclassified from the Company’s subsidiary to VIE’s subsidiary due to the shareholder structure change and VIE held 54% equity interest in Wuyuan Siji Gongda after this change.
(2)
Chongqing Jingzhan Technology Training Center Co., Ltd. (“Chongqing Jingzhan”) was deregistered in December 2025. Please refer to Note 3 for details.